CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common share capital	Contributed surplus	Accumulated deficit	Accumulated other comprehensive loss	Total accumulated deficit and accumulated other comprehensive loss	Equity attributable to owners of parent	Non-controlling interest	Total
Balance at beginning of the period at Dec. 31, 2022	$ 4,449.5	$ 10,667.5	$ (9,251.6)	$ (41.7)			$ 58.5
Transfer from contributed surplus on exercise of restricted shares	5.1
Options exercised, including cash	27.0
Share-based compensation		6.7
Transfer of fair value of exercised options and restricted shares		(28.1)
Dividends paid			(147.3)
Net earnings attributable to common shareholders			416.3					$ 416.3
Other comprehensive loss, net of tax				(19.6)				(19.6)
Net earnings (loss) attributable to non-controlling interests							(0.9)	(0.9)
Funding from non-controlling interest							44.4
Other		(0.1)
Balance at end of the period at Dec. 31, 2023	4,481.6	10,646.0	(8,982.6)	(61.3)	$ (9,043.9)	$ 6,083.7	102.0	6,185.7
Transfer from contributed surplus on exercise of restricted shares	4.9
Options exercised, including cash	0.8
Share-based compensation		9.0
Transfer of fair value of exercised options and restricted shares		(11.0)
Dividends paid			(147.5)
Net earnings attributable to common shareholders			948.8					948.8
Other comprehensive loss, net of tax				(26.1)				(26.1)
Net earnings (loss) attributable to non-controlling interests							45.2	45.2
Funding from non-controlling interest							32.3
Dividends paid to non-controlling interest							(40.5)
Other		(1.0)
Balance at end of the period at Dec. 31, 2024	$ 4,487.3	$ 10,643.0	$ (8,181.3)	$ (87.4)	$ (8,268.7)	$ 6,861.6	$ 139.0	$ 7,000.6